Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash balance	$ 16,292,347	$ 21,826,437
Anti dilutive securities shares	0